Defined Benefit Pension Plan - Schedule of Assumptions Used to Determine Net Periodic Pension Cost (Details) - Pension Plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	2.76%	2.42%
Expected long-term rate of return on plan assets	3.75%	3.75%	5.10%
Annual salary increase	3.00%	3.50%	3.50%